Summary of Significant Accounting Policies (Tables)	1 Months Ended	4 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

Gross proceeds	$ 250,000,000
Less:
Proceeds allocated to Public Warrants	(3,125,000)
Class A ordinary shares issuance cost	(5,359,600)
Plus:
Accretion of carrying value to redemption value	9,684,223
Class A ordinary shares subject to possible redemption, June 30, 2025	$251,199,623
Plus:
Accretion of carrying value to redemption value	2,624,404
Class A ordinary shares subject to possible redemption, September 30, 2025	$253,824,027

Schedule of Computation of Basic and Dilutive Net Income

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025		September 30, 2025
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Diluted net income per ordinary share Numerator:
Allocation of net income	$1,193,748	$431,580	$908,226	$602,720
Denominator:
Basic weighted average ordinary shares outstanding	25,000,000	9,038,333	12,316,176	8,173,296
Basic net income per ordinary share	$0.05	$0.05	$0.07	$0.07

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025		September 30, 2025
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic net income per ordinary share Numerator:
Allocation of net income	$1,193,748	$431,580	$871,435	$639,511
Denominator:
Diluted weighted average ordinary shares outstanding	25,000,000	9,038,333	12,316,176	9,038,333
Diluted net income per ordinary share	$0.05	$0.05	$0.07	$0.07

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

	For the Three Months Ended		For the Period from June 25, 2024 (Inception) Through
	September 30, 2024		September 30, 2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Basic and diluted net income per ordinary share Numerator:
Allocation of net income	$-	$(4,261)	$-	$(13,124)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	-	7,433,333	-	7,433,333
Basic and diluted net income per ordinary share	$-	$(0.00)	$-	$(0.00)

PROCAP BTC, LLC [Member]
Schedule of Computation of Basic and Dilutive Net Income

For the period from June 10, 2025 (inception) through June 30, 2025
Numerator:
Net income	$24,618,525

Denominator:
Weighted-average common unit outstanding – basic	3,809,524
Earnings per common unit – basic
Net income	$6.46

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 3. Summary of Significant Accounting Policies (cont.)

For the period from June 10, 2025 (inception) through June 30, 2025
Numerator:
Net income	$24,618,525
Less:
Change in fair value of conversion feature	10,330,000
Net income, as diluted	14,288,525

Denominator:
Weighted-average common unit outstanding – diluted	28,404,762
Earnings per common unit – diluted
Net income	$0.50

For the period June 10, 2025 through
September 30, 2025
Numerator:
Net income	$100,429,810

Denominator:
Weighted average common units outstanding - basic	8,849,558
Earnings per common unit - basic
Net income per common unit, basic	$11.35

For the period June 10, 2025 through
September 30, 2025
Numerator:
Net income	$100,429,810
Less:
Change in fair value of conversion feature	55,782,000
Net income, as diluted	$44,647,810

Denominator:
Weighted average common units outstanding - diluted	65,984,513
Earnings per common unit - diluted
Net income per common unit, diluted	$0.68

Schedule of Reconciliation of Basic to Diluted Weighted Average

For the period from June 10, 2025 (inception) to June 30, 2025
Weighted average units used in computing net income per common unit, basic	3,809,524
Add:
Preferred units	24,595,238
Weighted average units used in computing net income per share of common unit, diluted	28,404,762

For the period June 10, 2025 through
September 30, 2025
Weighted average units used in computing net income per common unit, basic	8,849,558
Add:
Preferred units	57,134,955
Weighted average units used in computing net income per share of common unit, diluted	65,984,513